Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	2019 £’000	2018 £’000
Trade payables	£4,220	£4,504
Other taxation and social security	5,634	3,219
Other liabilities	2,985	1,177
Accruals	33,326	28,932
Deferred income	2,337	2,411
Total trade and other payables	£48,502	£40,243